Subsequent Event (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Percentage outstanding common shares	100.00%	90.00%
Series C Convertible Preferred Stock.
Shares in exchange Convertible Preferred Stock	5,000,000
Shares converted into common shares	80.00%